Share Capital (Details) - Schedule of Outstanding and Exercisable Options - $ / shares		12 Months Ended
		Dec. 31, 2023	Jan. 01, 2023
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Number of options outstanding			1,757,546
Options exercisable Number of options exercisable		1,157,344
Options exercisable Weighted average remaining contractual life		4 years 7 months 6 days
Exercise prices 24.81 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 24.81
Options outstanding Number of options outstanding			6,666
Options outstanding Weighted average remaining contractual Life		1 year 4 months 17 days
Options exercisable Number of options exercisable		1,329
Options exercisable Weighted average remaining contractual life		1 year 4 months 17 days
Exercise prices 6.07 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 6.07
Options outstanding Number of options outstanding			5,000
Options outstanding Weighted average remaining contractual Life		1 year 3 months 29 days
Options exercisable Number of options exercisable		5,000
Options exercisable Weighted average remaining contractual life		1 year 3 months 29 days
Exercise prices 10.08 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 10.08
Options outstanding Number of options outstanding			2,625
Options outstanding Weighted average remaining contractual Life		2 months 1 day
Options exercisable Number of options exercisable		2,625
Options exercisable Weighted average remaining contractual life		2 months 1 day
Exercise prices 5.07 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 5.07
Options outstanding Number of options outstanding			149,500
Options outstanding Weighted average remaining contractual Life		2 years 29 days
Options exercisable Number of options exercisable		149,500
Options exercisable Weighted average remaining contractual life		2 years 29 days
Exercise prices 4.02 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 4.02
Options outstanding Number of options outstanding			352,464
Options outstanding Weighted average remaining contractual Life		1 year 3 months 14 days
Options exercisable Number of options exercisable		352,464
Options exercisable Weighted average remaining contractual life		1 year 3 months 14 days
Exercise prices 9.22 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 9.22
Options outstanding Number of options outstanding			3,905
Options outstanding Weighted average remaining contractual Life		1 month 9 days
Options exercisable Number of options exercisable		3,905
Options exercisable Weighted average remaining contractual life		1 month 9 days
Exercise prices 5.33 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 5.33
Options outstanding Number of options outstanding			111,000
Options outstanding Weighted average remaining contractual Life		8 years 11 months 1 day
Options exercisable Number of options exercisable		27,750
Options exercisable Weighted average remaining contractual life		8 years 11 months 1 day
Exercise prices 7.5 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 7.5
Options outstanding Number of options outstanding			103,000
Options outstanding Weighted average remaining contractual Life		9 years 3 months
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life
Exercise prices 6.5 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 6.5
Options outstanding Number of options outstanding			33,500
Options outstanding Weighted average remaining contractual Life		9 years 7 months 24 days
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life
Exercise prices 5.65 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 5.65
Options outstanding Number of options outstanding			20,000
Options outstanding Weighted average remaining contractual Life		9 years 2 months 12 days
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life
Exercise prices 6.39 [Member]
Schedule of Outstanding and Exercisable Options [Line Items]
Options outstanding Exercise prices (in Dollars per share)	[1]		$ 6.39
Options outstanding Number of options outstanding			969,886
Options outstanding Weighted average remaining contractual Life		7 years 3 months 29 days
Options exercisable Number of options exercisable		614,771
Options exercisable Weighted average remaining contractual life		6 years 11 months 19 days

[1]	In U.S. dollars per Ordinary Share.